STATEMENTS OF SUPPLEMENTAL CONSOLIDATED AND COMBINED OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Oil & natural gas sales	$ 531,853	$ 370,062	$ 289,912
Pipeline tariff income and other	4,366	3,075	3,253
Total revenues	536,219	373,137	293,165
Costs and expenses:
Lease operating	143,733	96,433	87,972
Pipeline operating	2,068	1,835	2,114
Exploration	2,750	1,322	9,340
Production and ad valorem taxes	33,141	18,447	15,354
Depreciation, depletion, and amortization	185,955	113,814	101,624
Impairment of proved oil and natural gas properties	407,540	4,072	22,994
General and administrative	49,124	54,947	35,112
Accretion of asset retirement obligations	5,773	4,988	4,458
(Gain) loss on commodity derivative instruments	(492,254)	(26,133)	(24,405)
(Gain) loss on sale of properties		(2,848)	(9,759)
Other, net	(11)	647	38
Total costs and expenses	337,819	267,524	244,842
Operating income (loss)	198,400	105,613	48,323
Other income (expense):
Interest expense, net	(83,550)	(44,302)	(24,955)
Other income (expense)	(657)	2	1
Amortization of investment premium			(194)
Total other income (expense)	(84,207)	(44,300)	(25,148)
Income (loss) before income taxes	114,193	61,313	23,175
Income tax benefit (expense)	1,421	(308)	(108)
Net income (loss)	115,614	61,005	23,067
Net income (loss) attributable to noncontrolling interest	32	267	104
Net income (loss) attributable to Memorial Production Partners LP	115,582	60,738	22,963
Limited partners' interest in net income (loss):
Net income (loss) attributable to Memorial Production Partners LP	115,582	60,738	22,963
Net (income) loss allocated to previous owners	2,465	(52,012)	(22,842)
Net (income) loss allocated to general partner	(206)	(49)
Net (income) loss allocated to NGP IDRs	(88)
Limited partners' interest in net income (loss)	$ 117,753	$ 8,677	$ 121
Earnings per unit: (Note 10)
Basic and diluted earnings per unit	$ 1.66	$ 0.19	$ 0.01
Weighted average limited partner units outstanding:
Basic and diluted	70,859	46,017	22,880